UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06221

Brandywine Blue Fund, Inc.
(Exact name of Registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807

(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: June 30, 2012

Item 1. Schedules of Investments.

Brandywine Blue Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Principal Amount		Value

Common Stocks - 93.6% (a)

CONSUMER DISCRETIONARY
	Apparel Retail - 5.1%
275,900	Ross Stores Inc.	$17,235,473
536,000	The TJX Companies Inc.	23,010,480
	Apparel, Accessories & Luxury Goods - 7.9%
353,000	Lululemon Athletica Inc.*	21,049,390
248,400	PVH Corp.	19,323,036
162,250	VF Corp.	21,652,263
	Home Furnishing Retail - 1.2%
155,000	Bed Bath & Beyond Inc.*	9,579,000
	Hotels, Resorts & Cruise Lines - 3.6%
526,481	Starwood Hotels & Resorts
	Worldwide Inc.	27,924,552
	Total Consumer Discretionary	139,774,194

CONSUMER STAPLES
	Drug Retail - 3.2%
535,800	CVS Caremark Corp.	25,037,934
	Household Products - 0.8%
112,000	Church & Dwight Co. Inc.	6,212,640
	Total Consumer Staples	31,250,574

ENERGY
	Oil & Gas Equipment & Services - 1.9%
225,700	National Oilwell Varco Inc.	14,544,108
	Oil & Gas Exploration & Production - 3.2%
287,300	Pioneer Natural Resources Co.	25,342,733
	Total Energy	39,886,841

FINANCIALS
	Property & Casualty Insurance - 5.0%
725,700	The Allstate Corp.	25,464,813
647,800	XL Group PLC	13,629,712
	Total Financials	39,094,525

HEALTH CARE
	Biotechnology - 5.7%
272,700	Celgene Corp.*	17,496,432
534,800	Gilead Sciences Inc.*	27,424,544
	Health Care Services - 3.4%
477,900	Express Scripts Holding Co.*	26,681,157
	Managed Health Care - 3.6%
478,400	UnitedHealth Group Inc.	27,986,400
	Pharmaceuticals - 4.0%
1,115,200	Mylan Inc.*	23,831,824
100,200	Watson Pharmaceuticals Inc.*	7,413,798
	Total Health Care	130,834,155

INDUSTRIALS
	Aerospace & Defense - 3.1%
148,400	Precision Castparts Corp.	24,410,316
	Electrical Components & Equipment - 3.1%
488,900	AMETEK Inc.	24,400,999
	Industrial Machinery - 3.1%
574,300	Ingersoll-Rand PLC	24,223,974
	Trucking - 2.4%
1,495,400	Hertz Global Holdings Inc.*	19,141,120
	Total Industrials	92,176,409

INFORMATION TECHNOLOGY
	Application Software - 3.3%
1,096,600	Nuance Communications Inc.*	26,121,012
	Communications Equipment - 3.2%
457,900	Qualcomm Inc.	25,495,872
	Computer Hardware - 9.3%
124,400	Apple Inc.*	72,649,600
	Computer Storage & Peripherals - 3.2%
990,000	EMC Corp.*	25,373,700
	Data Processing & Outsourced Services - 3.1%
193,700	Visa Inc.	23,947,131
	Electronic Components - 3.0%
425,900	Amphenol Corp.	23,390,428
	Internet Software & Services - 1.9%
351,000	VeriSign Inc.*	15,293,070
	IT Consulting & Other Services - 4.0%
161,880	International Business
	Machines Corp.	31,660,490
	Systems Software - 2.3%
361,300	Check Point Software
	Technologies Ltd.*	17,916,867
	Total Information Technology	261,848,170

	Total common stocks (cost $660,821,252)	734,864,868

Short-Term Investments - 8.2% (a)

	Commercial Paper - 7.8%
$60,900,000	Prudential Funding, LLC,
	due 07/02/12, discount of 0.13%	60,899,780
	Variable Rate Demand Note - 0.4%
3,398,967	American Family Financial
	Services, 0.10%	3,398,967
	Total short-term investments (cost $64,298,747)	64,298,747
	Total investments - 101.8% (cost $725,119,999)	799,163,615
	Liabilities, less other assets - (1.8%) (a)
		(14,150,942)

	TOTAL NET ASSETS - 100.0%	$785,012,673

*      Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$725,119,999

Gross unrealized appreciation	$85,275,038
Gross unrealized depreciation	(11,231,422)
Net unrealized appreciation	$74,043,616

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$734,864,868

Level 2 – Short-Term Commercial Paper	60,899,780
Short-Term Variable Rate Demand Note	3,398,967
Total Level 2	64,298,747
Level 3 -	---
Total	$799,163,615

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2012.

See the Schedule of Investments for the investments detailed by industry classification.

Brandywine Advisors Midcap Growth Fund
Schedule of Investments
June 30, 2012  (Unaudited)

Shares or
Principal
Amount		Value

Common Stocks - 99.2% (a)

CONSUMER DISCRETIONARY
	Apparel Retail - 5.0%
187,500	American Eagle Outfitters Inc.	$3,699,375
154,800	Chico’s FAS Inc.	2,297,232
	Apparel, Accessories & Luxury Goods - 8.2%
52,700	Lululemon Athletica Inc.*	3,142,501
36,800	PVH Corp.	2,862,672
27,700	Under Armour Inc.*	2,617,096
9,400	VF Corp.	1,254,430
	Hotels, Resorts & Cruise Lines - 3.5%
78,600	Starwood Hotels & Resorts
	Worldwide Inc.	4,168,944
	Housewares & Specialties - 3.1%
88,500	Jarden Corp.	3,718,770
	Restaurants - 3.0%
25,850	Panera Bread Co.*	3,604,524
	Specialty Stores - 12.1%
87,300	Dick’s Sporting Goods Inc.	4,190,400
85,100	GNC Holdings Inc.	3,335,920
117,500	Sally Beauty Holdings Inc.*	3,024,450
43,000	Ulta Salon, Cosmetics &
	Fragrance Inc.	4,015,340
	Total Consumer Discretionary	41,931,654

CONSUMER STAPLES
	Household Products - 3.4%
74,800	Church & Dwight Co. Inc.	4,149,156
	Packaged Foods & Meats - 1.3%
88,600	Dean Foods Co.*	1,508,858
	Total Consumer Staples	5,658,014

ENERGY
	Oil & Gas Exploration & Production - 3.6%
48,500	Pioneer Natural Resources Co.	4,278,185
	Total Energy	4,278,185

FINANCIALS
	Property & Casualty Insurance - 1.7%
97,900	XL Group PLC	2,059,816
	Residential REITs - 4.9%
55,762	Camden Property Trust	3,773,415
43,200	Post Properties Inc.	2,114,640
	Total Financials	7,947,871

HEALTH CARE
	Health Care Services - 2.8%
106,100	Omnicare Inc.	3,313,503
	Pharmaceuticals - 3.9%
167,700	Mylan Inc.*	3,583,749
15,100	Watson Pharmaceuticals Inc.*	1,117,249
	Total Health Care	8,014,501

INDUSTRIALS
	Construction & Farm Machinery & Heavy Trucks - 4.3%
65,400	Wabtec Corp.	5,101,854
	Electrical Components & Equipment - 2.0%
48,500	AMETEK Inc.	2,420,635
	Environmental & Facilities Services - 0.7%
15,700	Clean Harbors Inc.*	885,794
	Heavy Electrical Equipment - 2.4%
115,000	The Babcock & Wilcox Co.*	2,817,500
	Human Resource & Employment Services - 3.0%
127,100	Robert Half International Inc.	3,631,247
	Industrial Machinery - 2.5%
71,500	Ingersoll-Rand PLC	3,015,870
	Trading Companies & Distributors - 3.0%
91,600	United Rentals Inc.*	3,118,064
8,500	WESCO International Inc.*	489,175
	Trucking - 5.2%
355,300	Hertz Global Holdings Inc.*	4,547,840
32,200	Landstar System Inc.	1,665,384
	Total Industrials	27,693,363

INFORMATION TECHNOLOGY
	Application Software - 5.2%
203,600	Cadence Design Systems Inc.*	2,237,564
166,800	Nuance Communications Inc.*	3,973,176
	Data Processing & Outsourced Services - 3.5%
63,200	FleetCor Technologies Inc.*	2,214,528
87,300	Vantiv Inc.*	2,033,217
	Electronic Components - 2.9%
63,300	Amphenol Corp.	3,476,436
	Internet Software & Services - 1.9%
53,000	VeriSign Inc.*	2,309,210
	Systems Software - 2.3%
55,000	Check Point Software
	Technologies Ltd.*	2,727,450
	Total Information Technology	18,971,581

MATERIALS
	Specialty Chemicals - 1.8%
40,378	The Valspar Corp.	2,119,441
	Steel - 2.0%
49,500	Carpenter Technology Corp.	2,368,080
	Total Materials	4,487,521

	Total common stocks (cost $112,843,277)	118,982,690

Short-Term Investments - 6.0% (a)

	Commercial Paper - 5.2%
$6,300,000	Prudential Funding, LLC,
	due 07/02/12, discount of 0.13%	6,299,977
	Variable Rate Demand Note - 0.8%
945,831	American Family Financial
	Services, 0.10%	945,831
	Total short-term investments (cost $7,245,808)	7,245,808
	Total investments - 105.2% (cost $120,089,085)	126,228,498
	Liabilities, less
	other assets - (5.2%) (a)
		(6,217,032)
	TOTAL NET ASSETS - 100.0%	$120,011,466

*        Non-dividend paying security.
(a)Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$120,089,085

Gross unrealized appreciation	$8,735,577
Gross unrealized depreciation	(2,596,164)
Net unrealized appreciation	$6,139,413

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$118,982,690

Level 2 – Short-Term Commercial Paper	6,299,977
Short-Term Variable Rate Demand Note	945,831
Total Level 2	7,245,808
Level 3 -	---
Total	$126,228,498

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2012.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)   The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13(a)-15(b) or  240.15d-15(d)).

(b)   There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Blue Fund, Inc.

     By (Signature and Title)                          /s/William F. D’Alonzo
William F. D’Alonzo, President

     Date     August 2, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)                          /s/William F. D’Alonzo
William F. D’Alonzo, President

       Date     August 2, 2012

     By (Signature and Title)                          /s/J. Gordon Kaiser
J. Gordon Kaiser, Treasurer

       Date     August 2, 2012